CAPITAL WORLD BOND FUND, INC.
            333 South Hope Street, Los Angeles, California  90071
                         (213) 486-9200

January 5, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  CAPITAL WORLD BOND FUND, INC.
     FILE NOS. 33-12447 AND 811-5104

Gentlemen:

     Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. There have been no changes from the Registrant's Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940 filed electronically on December 30, 1997. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

Sincerely,

Julie F. Williams

Enclosures

cc:  Mr. Frank Dalton
     Mr. Bric Barrientos
     (Division of Investment Management)